Mezzanine Equity	12 Months Ended
Dec. 31, 2020
Temporary Equity [Abstract]
Mezzanine Equity
7. MEZZANINE EQUITY
Class A, Class B and Class C Redeemable Convertible Preferred Shares
In April and September 2016, FYXTech BVI and Shenzhen Yale issued Class A Redeemable Convertible Preferred Shares to investors in exchange for a total cash consideration of US$300,000. The rights, preferences and privileges of Class A Redeemable Convertible Preferred Shares issued by FYXTech BVI and Shenzhen Yale (collectively “Class A Preferred Equity”) are substantially identical.
In January and June 2017, FYXTech BVI and Shenzhen Yale issued Class B Redeemable Convertible Preferred Shares to individual investors in exchange for a total cash consideration of US$218,233. The rights, preferences and privileges of Class B Redeemable Convertible Preferred Shares issued by FYXTech BVI and Shenzhen Yale (collectively “Class B Preferred Equity”) are substantially identical.
In June 2017, FYXTech BVI and Shenzhen Yale issued Class C Redeemable Convertible Preferred Shares to an investor in exchange for a total cash consideration of US$726,195. The rights, preferences and privileges of Class C Redeemable Convertible Preferred Shares issued by FYXTech BVI and Shenzhen Yale (collectively “Class C Preferred Equity”) are substantially identical.

Upon the issuance of Class C Preferred Equity, the holders of Class A Preferred Equity, the Class B Preferred Equity and the Class C Preferred Equity owned 12%, 4% and 10% of FYXTech BVI and Shenzhen Yale’s equity interest on a fully-diluted basis, respectively.
The rights, preferences and privileges of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity are as follows:
Redemption Rights
Each holder of Class A Preferred Equity and Class B Preferred Equity shall be entitled to receive an amount equal to 100% of the original purchase price of such preferred equity if deemed liquidation events as defined in the agreement which were outside of the control of FYXTech BVI and Shenzhen Yale occur.
Each holder of Class C Preferred Equity shall have the right to request FYXTech BVI and Shenzhen Yale to redeem Class C Preferred Equity held by such shareholder at the price of the original purchase price of such Class C Preferred Equity plus a simple interest rate of 15% per annum, and minus cumulative dividends that has been distributed on such Class C Preferred Equity if

(1)	FYXTech BVI or Shenzhen Yale fails to consummate an IPO within five (5) years after the closing date of the purchase of the Class C Preferred Equity, or

(2)	a material breach as defined in the agreement occurs.
Conversion Rights
Each of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity may be converted into ordinary shares of FYXTech BVI at the sole discretion of its holder at the initial conversion ratio of 1:1. The initial conversion ratio of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity is subject to contingent conversion adjustments for any new securities issued.
Voting Rights
Each holder of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted
basis.
Dividend Rights
Each of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity shall be entitled to an equal share (on an as-converted
basis) in any dividend.
Liquidation Preferences
In the event of a liquidation, dissolution, winding up or deemed liquidation defined in the agreement, the distributable assets thereof shall be distributed among the shareholders as follows:
(a) Firstly, each holder of Class C Preferred Equity shall have the right to receive the higher of the following: (1) the fair market value multiplied by the share percentage of the Class C Preferred Equity that such holder holds in FYXTech BVI and Shenzhen Yale, (2) 150% of the original purchase
price of such Class C Preferred Equity; or (3) the original purchase price of such Class C Preferred Equity plus the amount calculated at the compound interest rate of 15% per annum;
(b) Secondly, after the payment of the Class C Liquidation Preference, each holder of Class B Preferred Equity shall be entitled to receive an amount equal to one hundred percent (100%) of the original purchase price of such Class B Preferred Equity;

(c) Thirdly, after the payment of the Class B Liquidation Preference, each holder of the Class A Preferred Equity shall be entitled to receive an amount equal to one hundred percent (100%) of the original purchase price of such Class A Preferred Equity;
(d)
 Finally
, after the payment of the Class A Liquidation Preference, the balance of the surplus assets (if any) of the Company shall be distributed among the holders of ordinary shares, Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity on a fully diluted basis.
Accounting of Class A, Class B and Class C Preferred Equity
The Company classified Class A Preferred Equity and Class B Preferred Equity as mezzanine equity in the consolidated balance sheet as they were contingently redeemable upon the occurrence of deemed liquidation events which were outside of the control of FYXTech BVI and Shenzhen Yale. The Company classified Class C Preferred Equity as mezzanine equity in the consolidated balance sheet as they were contingently redeemable upon the occurrence of IPO or defined events which were outside of the control of FYXTech BVI and Shenzhen Yale.
The Company concluded the embedded conversion and redemption option of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity did not need to be bifurcated pursuant to ASC 815 because these terms do not permit net settlement, nor they can be readily settled net by a means outside the contract, nor they can provide for delivery of an asset that puts the holders in a position not substantially different from net settlement.
The Company also determined that there was no beneficial conversion feature attributable to Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity because the initial effective conversion prices of these Preferred Equity were higher than the estimated fair value of FYXTech BVI and Shenzhen Yale’s ordinary shares at each commitment dates.
Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity were recorded initially at fair value, net of issuance costs. The Company accreted changes in the redemption value of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity over the period from the date of issuance to the earliest redemption date using the interest method. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital had been exhausted, additional charges were recorded against retained earnings or accumulated deficit.
FYXTech BVI and Shenzhen Yale repurchased Class A Preferred Equity in February 2018 and March 2018 in exchange for a total cash consideration of US$3 million. FYXTech BVI and Shenzhen Yale repurchased Class C Preferred Equity in May 2018 in exchange for a cash consideration of US$4.6 million. The repurchased preferred shares were cancelled immediately. The excess of the repurchase price over the carrying amount of Class A Preferred Equity and Class C Preferred Equity in the amount of US$2,700,000 and US$3,781,363, respectively, representing a return to the holders of Class A Preferred Equity and Class C Preferred Equity was treated as deemed dividends to these Preferred Equity Holders.

The activities of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity for the year ended December 31, 2018 are as follows:

	Class A Preferred Equity	Class B Preferred Equity	Class C Preferred Equity	Total
	US$	US$	US$	US$
Balance as of January 1, 2018	300,000	218,233	772,382	1,290,615
Accretion	—	—	30,439	30,439
Repurchase	(300,000)	—	(802,821)	(1,102,821)
Re-designation (see note below)	—	(218,233)	—	(218,233)

Balance as of December 31, 2018	—	—	—	—

Series Angel, Series
Pre-A
and Series A Redeemable Convertible Preferred Shares
On May 23, 2018, the Company issued 4,955,327 Series Angel Redeemable Convertible Preferred Shares (“Series Angel Preferred Shares”), with par value of US$0.0001 per share to the Class B Preferred Equity Holders at minimal consideration.
On May 23, 2018, the Company issued 9,917,226 Series
Pre-A
Redeemable Convertible Preferred Shares (“Series
Pre-A
Preferred Shares”) with par value of US$0.0001 per share to the
Co-founders
at minimal consideration.
As stated in note 1, in connection with the Reorganization, the equity structure of the Company was substantially identical to that of FYXTech BVI and Shenzhen Yale immediately before the Reorganization on a fully-diluted basis. Therefore, the Company considered that on May 23, 2018, Class B Preferred Equity were redesignated into Series Angel Preferred Shares, and the ordinary shares which represented 11% equity interest of FYXTech BVI and Shenzhen Yale were redesignated into Series
Pre-A
Preferred Shares.
On May 23, 2018, the Company issued 36,363,636 Series A Redeemable Convertible Preferred Shares (“Series A Preferred Shares”) to third-party investors in exchange for a total cash consideration of US$20 million, or US$0.5500 per share. Total issuance costs of Series A Preferred Shares were US$922,589.
The rights, preferences and privileges of Series Angel Preferred Shares, Series
Pre-A
Preferred Shares and Series A Preferred Shares (collectively “Preferred Shares”) are as follows:
Redemption Rights
Preferred Shares shall be redeemable at the option of holders of the Preferred Shares if:

(1)	the Company has not consummated a Qualified Initial Public Offering (“Qualified IPO”) within five (5) years after the issuance of Preferred Shares; or

(2)	the material breach as defined in the agreement occurs.
The redemption price of Series Angel Preferred Share, Series
Pre-A
Preferred Shares and Series A Preferred shares was US$0.0528, US$0.0753 and US$0.5500 per share, respectively, plus a single rate of ten percent per annum for the period from the date on which Series Angel Preferred Share, Series
Pre-A
Preferred Shares and Series A Preferred shares were issued to the date on which the preferred shares are redeemed and the redemption price is paid, plus all accrued but unpaid dividends.
The redemption preference from high priority to low priority is in sequence as follows: (i) Series A Preferred Shares, (ii) Series
Pre-A
Preferred Shares, and (iii) Series Angel Preferred Shares.

Conversion Rights
Each holder of Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of its Preferred Shares into ordinary shares
at any time. The conversion rate for Preferred Shares shall be determined by dividing the original issuance price for Series A Preferred Shares or assumed issuance price (which is also the redemption price aforementioned) for Series
Pre-A
Preferred Shares and Series Angel Preferred Shares (collectively “Preferred Share Issuance Price”) by the conversion price then in effect at the date of the conversion. The initial conversion price will be the Preferred Share Issuance Price (i.e., a
1-to-1
initial conversion ratio), as applicable, which will be subject to adjustments to reflect share dividends, share splits, combination, subdivisions, consolidations, reclassifications, exchange, substitutions, reorganizations, mergers and other dilutive events.
Each preferred share shall automatically be converted into ordinary shares, at the then applicable preferred share conversion price (i) upon the closing of a Qualified IPO or (ii) the prior written approval of the holders of a majority of the Preferred Shares then outstanding.
Voting Rights
Each Preferred Share holder shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited.
Dividend Rights
Each holder of the Preferred Shares shall be entitled to receive preferential, non-cumulative
dividends, out of any assets legally available therefor, at an amount equal to the greater of: (i) a single annual rate of eight percent of the Preferred Shares Issuance Price (as adjusted for any subdivisions, consolidations, bonus issues, reclassifications and the like) as and if declared by the Board, or (ii) any dividends which would be distributed to the holders of Preferred Shares on a pro rata, pari passu basis among all holders of ordinary shares
and Preferred Shares (on an
as-converted
basis) when, as and if declared by the Board.
Liquidation Preferences
In the event of any liquidation, dissolution, winding up or deemed liquidation defined in the agreement, either voluntary or involuntary, the holders of Preferred Shares shall be entitled to receive, an amount equal to one hundred percent of Preferred Shares Issuance Price and all accrued or declared but unpaid dividends thereon.
The liquidation right should be settled in the sequence of (i) Series A Preferred Shares, (ii) Series
Pre-A
Preferred Shares, and (iii) Series Angel Preferred Shares.
Accounting of Series Angel, Series
Pre-A
and Series A Preferred Shares
The Company classified Series Angel Preferred Shares, Series
Pre-A
Preferred Shares and Series A Preferred Shares as mezzanine equity in the consolidated balance sheet
s
as they are contingently redeemable upon the occurrence of certain events outside of the Company’s control.
The Company concluded the embedded conversion and redemption option of Series Angel Preferred Shares, Series
Pre-A
Preferred Shares and Series A Preferred Shares did not need to be bifurcated pursuant to ASC 815 because these terms do not permit net settlement, nor they can be readily settled net by a means outside the contract, nor they can provide for delivery of an asset that puts the holders in a position not substantially different from net settlement.

The Company also determined that there was no beneficial conversion feature attributable to the Series Angel Preferred Shares, Series
Pre-A
Preferred Shares and Series A Preferred Shares because the initial effective conversion prices of these preferred shares were higher than the estimated fair value of the Company’s ordinary shares at the relevant commitment dates.
As described above, on May 23, 2018, Class B Preferred Equity were redesignated into Series Angel Preferred Shares. The Company determines whether such amendment or modification to the terms of Series Angel Preferred Shares represents an extinguishment based on a fair value approach. Since the difference between the fair value of the Class B Preferred Shares and Series Angel Preferred Shares upon the modification date was immaterial, the Company initially recorded the Series Angel Preferred Shares at the carrying amount of Class B Preferred Shares on the issuance date of Series Angel Preferred Shares.
As described above, on May 23, 2018, certain portion of ordinary shares of FYXTech BVI and Shenzhen Yale were redesignated into Series
Pre-A
Preferred Shares. Series
Pre-A
Preferred Shares were recorded initially at fair value. The excess of fair value of Series
Pre-A
Preferred Shares upon the issuance date over the carrying amount of ordinary shares was US$3,570,201 was in substance a transfer of wealth from ordinary shareholders to the holders of preferred shares and therefore was treated as deemed dividend to the Series
Pre-A
Preferred Shareholders.
The Company accreted changes in the redemption value of Series Angel Preferred Shares and Series A Preferred Shares over the period from the date of issuance to the earliest redemption date using the interest method. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital had been exhausted, additional charges were recorded against retained earnings or accumulated deficit. Since the redemption value of Series
Pre-A
Preferred Shares is less than its carrying amount, no accretion was recorded.
All of the Redeemable Convertible Preferred Shares were converted to equivalent number of Class A Ordinary Shares immediately upon the completion of the Company’s initial public offering on September 30, 2020.
The activities of Series Angel Preferred Shares, Series
Pre-A
Preferred Shares and Series A Preferred Shares for the years ended December 31, 2019 and 2020 are as follows:

	Series Angel Preferred Shares	Series Pre-A Preferred Shares	Series A Preferred Shares	Total
	US$	US$	US$	US$
Balance as of January 1, 2019	234,394	3,570,201	20,157,863	23,962,458
Accretion	29,214	—	1,911,038	1,940,252

Balance as of December 31, 2019	263,608	3,570,201	22,068,901	25,902,710

Accretion	24,299	—	1,552,727	1,577,026
Conversion to ordinary shares	(287,907)	(3,570,201)	(23,621,628)	(27,479,736)

Balance as of December 31, 2020	—	—	—	—